Note 6 - Concentration of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]

5. Concentration of Credit Risk

The Company deposits its cash with financial institutions and, at times, such balances may exceed federally insured limits. No customer accounted for more than 10% of revenue for the three months ended March 31, 2023 and 2022.

6. Concentration of Credit Risk

The Company deposits its cash with financial institutions and, at times, such balances may exceed federally insured limits. No customer accounted for more than 10% of revenue for the years ended December 31, 2022, 2021, and 2020, and no customer made up more than 10% of accounts receivable as of December 31, 2022 and 2021.